Equity-Based Compensation - Summary of Status of Stock Options (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Summary of Status of Stock Options
Outstanding, Options at beginning of year	447,250
Exercised, Options	(285,950)
Expired, Options	(37,300)
Forfeited, Options	(1,000)
Outstanding, Options at end of period	123,000
Exercisable, Options at end of period	123,000
Outstanding, Weighted - Average Exercise Price at beginning of year	$ 10.87
Exercised, Weighted - Average Exercise Price	$ 10.31
Expired, Weighted - Average Exercise Price	$ 8.94
Forfeited, Weighted - Average Exercise Price	$ 9.78
Outstanding, Weighted - Average Exercise Price at end of period	$ 12.78
Exercisable, Weighted - Average Exercise Price at end of period	$ 12.78
Outstanding, Weighted Average Remaining Contractual Term at beginning of period	1 year 6 months
Exercisable,Weighted Average Remaining Contractual Term at end of period	1 year 6 months
Outstanding, Aggregate intrinsic Value at beginning of period	$ 877
Exercisable, Aggregate intrinsic Value at end of period	$ 877